Summary of Significant Accounting Policies (Details) - Schedule of Intangible asset, net - Software	12 Months Ended
Dec. 31, 2022
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible asset, net [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible asset, net [Line Items]
Estimated useful lives	10 years